Debt (Schedule of Balances Available for Borrowing Under the Revolving Credit Facility and the Credit-linked Revolving Facility) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding	$ 0
Letters of credit issued	0
Available for borrowing	600
Credit-linked Revolving Facility [Member]
Debt Instrument [Line Items]
Borrowings outstanding	50	0
Letters of credit issued	70
Available for borrowing	$ 108